Business Combination, Significant Transaction and Sale of Business (Details 16) - Programa Logistics Systems Ltd [Member] - USD ($) $ in Thousands	Dec. 31, 2017	Mar. 30, 2016
Disclosure of detailed information about business combination [line items]
Net Assets		$ 267
Redeemable non-controlling interests	$ 2,302	(2,471)
Intangible assets		1,216
Goodwill		3,229
Total assets acquired		$ 2,241